SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts payable and accruals - other:
Payroll and related expenses	$ 1,268	$ 515
Government institutions	659	377
Accrued vacation pay	92	104
Accrued expenses and sundry	287	157
Accounts payable and accruals - other	$ 2,306	$ 1,153